Provisions and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Significant Contingent Liabilities	The following is a summary of the significant contingent liabilities:

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
Pending lawsuits	488	493